OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Other Long Term Liabilities [Abstract]
Contract liability	$ 680	$ 662
Lease liabilities	727	526
Regulatory liabilities	104	149
Pension obligations	66	51
Concession payment liability	2	10
Other	185	132
Other long-term liabilities	$ 1,764	$ 1,530